Share Capital, Reserves and Retained Earnings - Disclosure of Disaggregation of Changes of OCI (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Exchange difference on translation of foreign operations	€ (1,791)	€ (1,064)	€ 2,003
Share of OCI of equity-method investees	(1,309)	686	(1,257)
Actuarial gains (losses) on employees' leaving entitlement	229	68	(185)
Total	(2,871)	(310)	(3,445)
Translation reserve [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Exchange difference on translation of foreign operations	(1,791)	(1,064)	(2,003)
Share of OCI of equity-method investees	(1,309)	686	(1,257)
Total	(3,100)	(378)	(3,260)
Remeasurement of defined benefit obligation [member]
Disclosure of Share Capital Reserves and Other Equity Interest [line items]
Actuarial gains (losses) on employees' leaving entitlement	229	68	(185)
Total	€ 229	€ 68	€ (185)